Supplemental Oil and Gas Information - Reserve Quantity Information (Parenthetical) (Detail) - Natural Gas Equivalent [Member] - MMcfe	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Reserve Quantities [Line Items]
End of year	1,377,694	1,403,030	950,199	[1]	798,357
Noncontrolling Interest [Member] | NGPCIF [Member]
Reserve Quantities [Line Items]
End of year			41,077

[1]	Includes reserves of 41,077 MMcfe attributable to noncontrolling interests and NGPCIF.